CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Mar. 10, 2017	Dec. 31, 2016	Dec. 20, 2016	Dec. 19, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 8,048,000		$ 40,041,000			$ 13,897,000	$ 16,305,000	$ 10,282,000
Accounts receivable trade, net of allowance for doubtful accounts of $2,203 and $2,144, respectively	103,180,000		75,892,000				79,479,000
Accounts receivable, related parties	279,000		135,000				224,000
Inventories	940,000		1,001,000				701,000
Prepaid expenses and other current assets	5,683,000		7,586,000				10,408,000
Total current assets	118,130,000		124,655,000				107,117,000
Property and equipment	756,124,000		739,386,000				736,418,000
Accumulated depreciation	(500,541,000)		(490,519,000)				(367,726,000)
Property and equipment, net	255,583,000		248,867,000				368,692,000
Goodwill	22,975,000	$ 10,700,000	12,242,000				150,771,000	171,139,000
Other intangible assets, net	36,017,000		11,586,000				19,840,000
Other assets	8,410,000		7,716,000				3,828,000
Total assets	441,115,000		405,066,000				650,248,000
Current liabilities
Accounts payable	13,012,000		10,796,000				9,745,000
Accounts payable and accrued expenses, related parties	666,000		648,000				112,000
Accrued salaries and benefits	6,431,000		2,511,000				2,658,000
Accrued insurance	9,351,000		10,338,000				16,437,000
Accrued expenses and other current liabilities	24,031,000		22,091,000				14,293,000
Total current liabilities	53,491,000		46,384,000				65,550,000
Accrued lease obligations	17,282,000		15,946,000
Other long term liabilities	7,771,000		8,028,000				11,582,000
Long-term debt, net of current maturities	34,000,000		0				2,900,000
Total liabilities	112,544,000		70,358,000				322,473,000
Commitments and contingencies (Note 8)
Preferred stock
Additional paid-in capital	115,891,000		113,175,000
Accumulated deficit	(5,215,000)		(1,043,000)
Total stockholders' equity	111,263,000		112,716,000				317,154,000
Noncontrolling interests	217,308,000		221,992,000				10,621,000
Total equity	328,571,000		334,708,000	$ 337,768,000	$ 40,520,000		327,775,000	$ 413,050,000
Total liabilities and equity	441,115,000		405,066,000				$ 650,248,000
Class A-1 common stock
Current liabilities
Common stock	161,000		161,000
Total equity	161,000		161,000	161,000
Class A common stock
Current liabilities
Common stock	41,000		38,000
Total equity	41,000		38,000	38,000
Class B common stock
Current liabilities
Common stock	385,000		385,000
Total equity	$ 385,000		$ 385,000	$ 385,000